Summary of accounting policies - Additional information (Detail) ¥ in Millions		6 Months Ended
	Apr. 01, 2018 JPY (¥)	Sep. 30, 2018 JPY (¥)	Sep. 30, 2017 JPY (¥)
Accounting Policy [Line Items]
Number of business segments		3
Restricted cash and restricted cash equivalents		¥ 445	¥ 163
Certain cash margin amounts included in Receivables from other than customers [Member]
Accounting Policy [Line Items]
Change in Accounting Policy, Effect of Adoption, Quantification	¥ 237,000
Certain cash margin amounts included in Payables to other than customers [Member]
Accounting Policy [Line Items]
Change in Accounting Policy, Effect of Adoption, Quantification	237,000
Daily variation margin for certain derivative transactions included in Trading assets [Member]
Accounting Policy [Line Items]
Change in Accounting Policy, Effect of Adoption, Quantification	4,900
Daily variation margin for certain derivative transactions included in Receivables from other than customers [Member]
Accounting Policy [Line Items]
Change in Accounting Policy, Effect of Adoption, Quantification	5,500
Daily variation margin for certain derivative transactions included in Trading liabilities [Member]
Accounting Policy [Line Items]
Change in Accounting Policy, Effect of Adoption, Quantification	10,400
Accounting Standards Update 2014-09 [Member]
Accounting Policy [Line Items]
New accounting standards impact on Retained earnings	1,564
New accounting standards impact on Payables to other than customers	517
New accounting standards impact on Other long-term assets	1,750
New accounting standards impact on Deferred tax assets	703
Accounting Standards Update 2016-18 [Member]
Accounting Policy [Line Items]
Restricted cash and restricted cash equivalents		¥ 445
Accounting Standards Update 2017-07 [Member]
Accounting Policy [Line Items]
Reclassification from Compensation and benefits to Other expenses	¥ 541